Segment information (Tables)	6 Months Ended
Jun. 30, 2022
Segment information
Schedule of reconciliation of segment Adjusted EBITDA to Group loss before taxes from continuing operations

in EUR k	For the three months ended June 30, 2022
	Pharmaceutical	Diagnostics	Corporate	Total
Total Revenues from contracts with external customers	3,653	7,545	—	11,198

Adjusted EBITDA	1,472	2,005	(9,413)	(5,936)

Capital Expenditures
Additions to property, plant and equipment and right-of-use assets	12	713	34	759
Additions to intangible assets	70	—	37	107

Other segment information
Depreciation and amortization	124	512	1,513	2,149
Research and development expenses	—	—	4,457	4,457

in EUR k	For the three months ended June 30, 2021
	Pharmaceutical	Diagnostics*	Corporate	Total
Total Revenues from contracts with external customers	2,831	6,378	—	9,209

Adjusted EBITDA	647	278	(9,543)	(8,618)

Capital Expenditures
Additions to property, plant and equipment and right-of-use assets	3	—	105	108
Additions to intangible assets	241	—	522	763

Other segment information
Depreciation and amortization	410	412	1,493	2,315
Research and development expenses	—	—	4,053	4,053

	For the six months ended June 30, 2022
in EUR k	Pharmaceutical	Diagnostics	Corporate	Total
Total Revenues from contracts with external customers	6,888	14,501	—	21,389

Adjusted EBITDA	2,571	2,719	(21,377)	(16,087)

Capital Expenditures
Additions to property, plant and equipment and right-of-use assets	12	713	113	838
Additions to intangible assets	99	—	52	151

Other segment information
Depreciation and amortization	251	953	3,308	4,512
Research and development expenses	—	—	9,071	9,071

	For the six months ended June 30, 2021
in EUR k	Pharmaceutical	Diagnostics*	Corporate	Total
Total Revenues from contracts with external customers	6,429	12,573	—	19,002

Adjusted EBITDA	2,144	1,168	(21,563)	(18,251)

Capital Expenditures
Additions to property, plant and equipment and right-of-use assets	9	234	419	662
Additions to intangible assets	563	—	1,172	1,735

Other segment information
Depreciation and amortization	824	818	3,032	4,674
Research and development expenses	—	—	8,388	8,388

	For the year ended December 31, 2021
in EUR k	Pharmaceutical	Diagnostics*	COVID-19*	Corporate	Total
Total Revenues from contracts with external customers	15,641	26,697	146,334	—	188,672

Adjusted EBITDA	4,843	2,952	20,903	(46,247)	(17,549)

Capital Expenditures
Additions to property, plant and equipment and right-of-use assets	690	261	2,480	936	4,367
Additions to intangible assets	2,401	—	386	—	2,787

Other segment information
Depreciation and amortization	2,076	2,539	9,511	5,848	19,974
Research and development expenses	—	—	—	19,297	19,297

* Total Revenues from contracts with external customers have been revised for the second quarter and first half of 2021 and for the year ended December 31, 2021. Refer to Note 2 – Revision of previously issued financial statements.

Reconciliation of segment Adjusted EBITDA to Group loss before taxes from continuing operations

	For the three months ended June 30
in EUR k	2022	2021*
Reported segment Adjusted EBITDA	3,477	925
Corporate expenses	(9,413)	(9,543)
	(5,936)	(8,618)
Share-based payment income/(expenses)	(571)	(2,234)
Depreciation and amortization	(2,149)	(2,315)
One-off costs	(2,179)	—
Operating loss from continuing operations	(10,835)	(13,167)
Financial costs, net	(877)	(175)
Income tax expenses	(175)	(124)
Loss before taxes from continuing operations for the three months ended June 30	(11,887)	(13,466)

	For the six months ended June 30
in EUR k	2022	2021*
Reported segment Adjusted EBITDA	5,290	3,312
Corporate expenses	(21,377)	(21,563)
	(16,087)	(18,251)
Share-based payment income/(expenses)	1,386	(4,276)
Depreciation and amortization	(4,512)	(4,674)
One-off costs	(2,179)	—
Operating loss from continuing operations	(21,392)	(27,201)
Financial costs, net	(1,497)	(434)
Income tax expenses	(179)	(124)
Loss before taxes from continuing operations for the six months ended June 30	(23,068)	(27,759)

Reconciliation of segment Adjusted EBITDA to Group loss for the period

in EUR k	2021*	2020*	2019*
Reported segment Adjusted EBITDA	28,697	40,655	17,020
Corporate expenses	(46,247)	(39,918)	(22,949)
	(17,550)	737	(5,929)
Share-based payment income/(expenses)	(8,035)	(5,658)	(6,418)
Depreciation and amortization	(19,974)	(15,128)	(6,579)
Operating loss	(45,559)	(20,049)	(18,926)
Financial costs, net	(848)	(1,394)	(2,013)
Income tax expenses	24	(281)	(158)
Loss for the year	(46,383)	(21,724)	(21,097)

* Reported segment Adjusted EBITDA has been revised for the second quarter and first half of 2021 and for the years ended December 31, 2021, 2020 and 2019. Refer to Note 2 – Revision of previously issued financial statements.